Financial Risk Management - Additional Information (Detail) - JPY (¥)	Mar. 31, 2019	Mar. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount accrued for estimated losses	¥ 0
Undiscounted maximum amount of payment for guarantee obligations	57,441,000,000
Guarantee of employee loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted maximum amount of payment for guarantee obligations	¥ 11,953,000,000
Percentage of appreciation of the Japanese yen against the U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%